Operating profit (Tables)	12 Months Ended
Dec. 31, 2021
Other Operating Income and Expense
Schedule of other operating income and expense

	2021	2020	2019
	$m	$m	$m
Royalties
Income	63	149	146
Amortisation	(1)	(2)	(4)
Gains on disposal of intangible assets	513	1,030	1,243
Gains on disposal of investments in associates and joint ventures	776	–	–
Net (losses)/gains on disposal of other non-current assets	(4)	25	(21)
Impairment of property, plant and equipment	–	(12)	–
Other income[1]	453	406	285
Other expense	(308)	(68)	(108)
Other operating income and expense	1,492	1,528	1,541

1	Other income in 2021 includes $99m of payments from Allergan in respect of the development of brazikumab (2020: $107m; 2019: $nil).

Schedule of restructuring costs

	2021	2020	2019
	$m	$m	$m
Cost of sales	722	53	73
Research and development expense	223	35	101
Selling, general and administrative expense	338	162	173
Other operating income and expense	–	1	–
Total charge	1,283	251	347

	2021	2020	2019
	$m	$m	$m
Severance costs	217	26	137
Accelerated depreciation and impairment charges[1]	371	17	(67)
Other[2]	695	208	277
Total charge	1,283	251	347

1	Included within accelerated depreciation and impairment in 2019 is a credit relating to the impairment reversal of two manufacturing sites in Colorado, US. Refer to Note 7 for further details.
2	Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives, including costs of integrating systems, structure and processes as part of our Post Alexion Acquisition Group Review, costs relating to the Alexion acquisition, internal project costs and external consultancy fees.

Schedule of net gains and losses on financial instruments included within operating profit

	2021	2020	2019
	$m	$m	$m
Losses on forward foreign exchange contracts	(21)	(86)	(112)
(Losses)/gains on receivables and payables	(42)	89	66
Total	(63)	3	(46)